Deferred tax assets and liabilities (Tables)	12 Months Ended
Dec. 31, 2020
Disclosure of Deferred Tax Assets and Liabilities [abstract]
Schedule of Deferred Tax Assets and Liabilities
(USD millions)	Property, plant and equipment	Intangible assets	Pensions and other benefit obligations of associates	Inventories	Tax loss carry- forwards	Other assets, provisions and accruals	Total

Gross deferred tax assets at January 1, 2020	108	1 469	1 078	2 446	255	2 596	7 952

Gross deferred tax liabilities at January 1, 2020	– 390	– 3 610	– 291	– 287	– 7	– 1 325	– 5 910

Net deferred tax balance at January 1, 2020	– 282	– 2 141	787	2 159	248	1 271	2 042

At January 1, 2020	– 282	– 2 141	787	2 159	248	1 271	2 042

Credited/(charged) to income	89	110	– 25	212	– 164	71	293

Charged to equity						9	9

Charged to other comprehensive income			– 3			– 36	– 39

Impact of acquisitions of businesses	5	– 1 945		– 3	408	34	– 1 501

Other movements	– 53	58	38	– 25	5	– 35	– 12

Net deferred tax balance at December 31, 2020	– 241	– 3 918	797	2 343	497	1 314	792

Gross deferred tax assets at December 31, 2020	189	1 351	1 137	2 502	507	2 658	8 344

Gross deferred tax liabilities at December 31, 2020	– 430	– 5 269	– 340	– 159	– 10	– 1 344	– 7 552

Net deferred tax balance at December 31, 2020	– 241	– 3 918	797	2 343	497	1 314	792

After offsetting the following amount of deferred tax assets and liabilities within the same tax jurisdiction, the balance amounts to:							130

Deferred tax assets at December 31, 2020							8 214

Deferred tax liabilities at December 31, 2020							– 7 422

Net deferred tax balance at December 31, 2020							792

Gross deferred tax assets at January 1, 2019	191	1 233	1 188	3 722	273	2 175	8 782

Gross deferred tax liabilities at January 1, 2019	– 622	– 5 384	– 273	– 474		– 805	– 7 558

Net deferred tax balance at January 1, 2019	– 431	– 4 151	915	3 248	273	1 370	1 224

At January 1, 2019	– 431	– 4 151	915	3 248	273	1 370	1 224

Net deferred tax balance related to discontinued operations [1]	82	1 403	– 123	– 248	– 39	– 217	858

Credited/(charged) to income	74	605	308	– 818	– 113	298	354

Charged to equity		8			75	– 166	– 83

Charged to other comprehensive income			– 313			24	– 289

Impact of acquisitions of businesses	3	– 45			21	– 26	– 47

Other movements	– 10	39		– 23	31	– 12	25

Net deferred tax balance at December 31, 2019	– 282	– 2 141	787	2 159	248	1 271	2 042

Gross deferred tax assets at December 31, 2019	108	1 469	1 078	2 446	255	2 596	7 952

Gross deferred tax liabilities at December 31, 2019	– 390	– 3 610	– 291	– 287	– 7	– 1 325	– 5 910

Net deferred tax balance at December 31, 2019	– 282	– 2 141	787	2 159	248	1 271	2 042

After offsetting the following amount of deferred tax assets and liabilities within the same tax jurisdiction, the balance amounts to:							43

Deferred tax assets at December 31, 2019							7 909

Deferred tax liabilities at December 31, 2019							– 5 867

Net deferred tax balance at December 31, 2019							2 042

[1] Notes 1, 2 and 30 provide information related to discontinued operations.

Deferred tax assets/liabilities, expected to have impact on current taxes payable
(USD billions)	2020	2019

Expected to have an impact on current tax payable after more than 12 months
– Deferred tax assets	4.5	4.3

– Deferred tax liabilities	7.0	5.2

Temporary differences on which no deferred tax assets have been provided
(USD billions)	2020	2019

Investments in subsidiaries	5	3

Goodwill from acquisitions	– 27	– 24

Gross value of tax-loss carry-forwards
(USD millions)	Not capitalized	Capitalized	2020 total

One year	20		20

Two years	1	5	6

Three years	2	6	8

Four years	23		23

Five years	11	40	51

More than five years [1]	3 400	2 291	5 691

Not subject to expiry	323	683	1 006

Total	3 780	3 025	6 805

[1] Not capitalized more than five years includes USD 3.2 billion attributable to US state tax-loss carry-forwards, of which USD 1.6 billion relates to The Medicines Company, which was acquired in 2020 (see Note 2).

(USD millions)	Not capitalized	Capitalized	2019 total

One year	14	0	14

Two years	28	0	28

Three years	28	6	34

Four years	16	46	62

Five years	127	37	164

More than five years	125	2 214	2 339

Not subject to expiry	310	35	345

Total	648	2 338	2 986

(USD millions)	2020	2019	2018

Tax losses carried forward that expired	14	9	8

CH Corporate tax rate, impact on the revaluation of deferred assets and liabilities and current income tax liabilities
(USD millions)	Income statement continuing operations	Equity	Total

Deferred tax asset and liability revaluation

Items previously recognized in consolidated income statement	234		234

Items previously recognized in other comprehensive income [1]		– 358	– 358

Total revaluation of deferred tax assets and liabilities	234	– 358	– 124

[1] Related to post-employment benefits